OPERATING ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Intangible Assets	INTANGIBLE ASSETS

DKK million	2017	2016

Patents and licences	2,095	1,591
Ongoing and developed software	1,230	1,123

Total	3,325	2,714

Amortisation and Impairment Losses
AMORTISATION AND IMPAIRMENT LOSSES

DKK million	2017	2016

Cost of goods sold	193	186
Sales and distribution costs	15	11
Research and development costs	211	427
Administrative expenses	3	3
Other operating income, net	5	8

Total amortisation and impairment losses	427	635

Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

DKK million	Land and buildings	Plant and machinery	Other equipment	Assets under construction	Total

2017
Cost at the beginning of the year	20,190	23,165	4,130	10,539	58,024
Additions during the year[1]	895	502	263	7,028	8,688
Disposals during the year	(133)	(367)	(186)	—	(686)
Transfer from assets under construction	1,516	964	401	(2,881)	—
Effect of exchange rate adjustment	(436)	(465)	(139)	(325)	(1,365)

Cost at the end of the year	22,032	23,799	4,469	14,361	64,661

Depreciation and impairment losses at the beginning of the year	8,182	17,079	2,584	—	27,845
Depreciation for the year	964	1,340	334	—	2,638
Impairment losses for the year	54	47	16	—	117
Depreciation and impairment losses reversed on disposals during the year	(100)	(343)	(178)	—	(621)
Effect of exchange rate adjustment	(166)	(315)	(84)	—	(565)

Depreciation and impairment losses at the end of the year	8,934	17,808	2,672	—	29,414
Carrying amount at the end of the year	13,098	5,991	1,797	14,361	35,247
2016
Cost at the beginning of the year	18,003	22,035	3,516	7,616	51,170
Additions during the year	1,434	280	433	4,921	7,068
Disposals during the year	(196)	(429)	(111)	—	(736)
Transfer from assets under construction	738	1,069	243	(2,050)	—
Effect of exchange rate adjustment	211	210	49	52	522

Cost at the end of the year	20,190	23,165	4,130	10,539	58,024

Depreciation and impairment losses at the beginning of the year	7,448	15,900	2,277	—	25,625
Depreciation for the year	786	1,342	304	—	2,432
Impairment losses for the year	11	37	78	—	126
Depreciation and impairment losses reversed on disposals during the year	(174)	(392)	(104)	—	(670)
Effect of exchange rate adjustment	111	192	29	—	332

Depreciation and impairment losses at the end of the year	8,182	17,079	2,584	—	27,845
Carrying amount at the end of the year	12,008	6,086	1,546	10,539	30,179

1. The cash flow statement excludes additions of DKK 1,062 million for property, plant and equipment that has not yet been paid.

Deprecation and Impairment Losses
DEPRECIATION AND IMPAIRMENT LOSSES

DKK million	2017	2016

Cost of goods sold	2,091	1,952
Sales and distribution costs	76	51
Research and development costs	525	493
Administrative costs	57	57
Other operating income, net	6	5

Total depreciation and impairment losses	2,755	2,558

Inventories
INVENTORIES

DKK million	2017	2016

Raw materials	2,420	2,285
Work in progress	10,992	9,379
Finished goods	4,180	4,035

Total inventories (gross)	17,592	15,699
Write-downs at year-end	2,219	1,358
Total inventories (net)	15,373	14,341

Indirect production costs included in work in progress and finished goods	7,768	7,103
Share of total inventories (net)	51%	50%

MOVEMENTS IN INVENTORY WRITE-DOWNS
Write-downs at the beginning of the year	1,358	1,419
Write-downs during the year	1,556	861
Utilisation of write-downs	(438)	(672)
Reversal of write-downs	(257)	(250)

Write-downs at the end of the year	2,219	1,358

Trade Receivables
TRADE RECEIVABLES

DKK million	2017	2016

Trade receivables (gross)	21,459	21,457
Allowance for doubtful trade receivables	1,294	1,223

Trade receivables (net)	20,165	20,234
Trade receivables (net) equals a credit period of 66 days (66 days in 2016).
Age analysis of trade receivables
- Not yet due	19,034	18,980
- Overdue by between 1 and 179 days	1,095	1,079
- Overdue by between 180 and 360 days	36	175

Trade receivables with credit risk exposure	20,165	20,234
MOVEMENTS IN ALLOWANCE FOR DOUBTFUL TRADE RECEIVABLES
Carrying amount at the beginning of the year	1,223	1,166
Reversal of allowance on realised losses	(27)	(9)
Allowance for possible losses during the year	196	104
Effect of exchange rate adjustment	(98)	(38)

Allowance at the end of the year	1,294	1,223

Retirement Benefit Obligations and Fair Value of Plan Assets

RETIREMENT BENEFIT OBLIGATIONS

DKK million	US	Germany	Switzerland	Japan	Other	2017 total		2016 total

At the beginning of the year	478	945	350	420	418	2,611		2,268
Current service costs	17	32	24	28	40	141		157
Past service costs and settlements	—	—	(43)	—	(2)	(45)		(49)
Interest costs	16	15	1	2	6	40		51
Remeasurement (gains)/losses[1]	8	(62)	(14)	(1)	(10)	(79)		200
Plan participant contributions etc	—	—	8	—	4	12		16
Benefits paid to employees	(14)	(6)	(14)	(20)	(12)	(66)		(67)
Effect of exchange rate adjustment	(57)	2	(29)	(36)	(16)	(136)		35

At the end of the year	448	926	283	393	428	2,478	[2]	2,611

FAIR VALUE OF PLAN ASSETS

At the beginning of the year	—	497	246	319	98	1,160	1,082
Interest income	—	8	—	1	3	12	20
Settlements	—	—	(43)	—	—	(43)	(6)
Remeasurement gains/(losses)[1]	—	4	1	19	—	24	(5)
Employer contributions	14	21	19	24	18	96	102
Plan participant contributions etc	—	—	8	—	6	14	16
Benefits paid to employees	(14)	(6)	(14)	(20)	(12)	(66)	(67)
Effect of exchange rate adjustment	—	1	(20)	(27)	(9)	(55)	18

At the end of the year	—	525	197	316	104	1,142	1,160

Net retirement benefit obligations at the end of the year	448	401	86	77	324	1,336	1,451

1.	Net remeasurement is a gain of DKK 103 million (loss of DKK 205 million in 2016), primarily related to changes in financial assumptions, is included in Other comprehensive income.

2.
The present value of partly funded retirement benefit obligations amounts to DKK 1,778 million (DKK 1,887 million in 2016). The present value of unfunded retirement benefit obligations amounts to DKK 700 million (DKK 724 million in 2016).

Sensitivity Analysis
The sensitivity analysis below has been determined based on reasonably likely changes in the assumptions occurring at the end of the period.

DKK million	1%-point increase	1%-point decrease

Discount rate (decrease)/increase	(375)	463
Future remuneration growth (decrease)/increase	105	(95)

Provisions

DKK million	2017	2016	2015

At the beginning of the year	19,971	16,508	11,002
Additional provisions, including increases to existing provisions	63,772	56,954	45,190
Amount used during the year	(61,017)	(53,217)	(40,958)
Adjustments, including unused amounts reversed during the year	(117)	(822)	—
Effect of exchange rate adjustment	(2,393)	548	1,274

At the end of the year	20,216	19,971	16,508
PROVISIONS

DKK million	Provisions for sales rebates	Provisions for legal disputes	Provisions for product returns	Other provisions[1]	2017 total	2016 total

At the beginning of the year	19,971	1,915	767	1,178	23,831	19,824
Additional provisions, including increases to existing provisions	63,772	743	314	384	65,213	58,688
Amount used during the year	(61,017)	(455)	(274)	(230)	(61,976)	(53,991)
Adjustments, including unused amounts reversed during the year	(117)	(287)	54	(56)	(406)	(1,291)
Effect of exchange rate adjustment	(2,393)	(135)	(14)	(63)	(2,605)	601

At the end of the year	20,216	1,781	847	1,213	24,057	23,831

Non-current liabilities	—	1,781	508	1,013	3,302	3,370
Current liabilities	20,216	—	339	200	20,755	20,461

1.
Other provisions consist of various types of provision, including obligations in relation to employee benefits such as jubilee benefits, company-owned life insurance etc. Assets offsetting obligations related to company-owned life insurance are presented as part of Other financial assets.

Other Liabilities
OTHER LIABILITIES

DKK million	2017	2016

Employee costs payable	5,617	6,069
Sales rebates payable	1,528	2,071
Healthcare fees payable	990	1,193
VAT and duties payable	1,182	1,088
Payables regarding clinical trials	402	359
Payables regarding promotion activities	325	203
Rent and leases payable	300	200
Legal and consultancy costs payable	164	127
Amount owed to associated company	223	245
Payables related to non-current assets	1,143	—
Other payables	2,572	2,626

Total other liabilities	14,446	14,181